SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment reporting information

	December 31, 2017					December 31, 2016 (3)					December 31, 2015
(in thousands of $)	Vessel operations	FLNG	Power	Other(1)	Total	Vessel operations	FLNG	Power	Other(1)	Total	Vessel operations	FLNG	Other(1)	Total
Statement of Operations:
Total operating revenues	143,537	—	—	—	143,537	80,257	—	—	—	80,257	102,674	—	—	102,674
Depreciation and amortization	(76,522)	—	—	—	(76,522)	(72,972)	—	—	—	(72,972)	(73,732)	—	—	(73,732)
Other operating expenses	(163,207)	(4,365)	—	—	(167,572)	(144,816)	(3,576)	—	—	(148,392)	(156,003)	(4,869)	—	(160,872)
Other operating gains and losses	—	15,100	—	—	15,100	16	—	—	—	16	95,550	—	—	95,550
Operating (loss) income	(96,192)	10,735	—	—	(85,457)	(137,515)	(3,576)	—	—	(141,091)	(31,511)	(4,869)	—	(36,380)

Inter segment operating income (loss)(2)	4,568	—	—	(4,568)	—	275	—	—	(275)	—	203	—	(203)	—
Segment operating (loss) income	(91,624)	10,735	—	(4,568)	(85,457)	(137,240)	(3,576)	—	(275)	(141,091)	(31,308)	(4,869)	(203)	(36,380)

Equity in net earnings (losses) of affiliates	1,503	(8,153)	(18,798)	—	(25,448)	37,344	—	10,534	—	47,878	55,985	—	—	55,985

Balance sheet:
Total assets	3,025,244	1,515,463	228,696	(5,116)	4,764,287	3,152,311	978,614	126,534	(548)	4,256,911	3,398,667	870,804	(273)	4,269,198
Investment in affiliates	472,482	2,047	228,696	—	703,225	512,046	10,200	126,534	—	648,780	541,565	—	—	541,565
Capital expenditures	1,349	390,552	—	—	391,901	33,698	200,820	—	—	234,518	565,777	111,572	—	677,349

(1) Eliminations required for consolidation purposes.
(2) Inter segment operating income (loss) relates to management fee and charterhire revenues between the segments.
(3) We no longer consider LNG trading a separate reportable segment. Given the previously reported segment information was immaterial for all periods presented, we have included these amounts within the vessel operations segment.

Revenue by major customer
In the years ended December 31, 2017, 2016 and 2015, revenues from the following customers accounted for over 10% of our consolidated time and voyage charter revenues:

(in thousands of $)	2017		2016		2015
The Cool Pool (1)	106,302	91%	51,075	77%	5,771	6%
An energy and logistics company	9,235	8%	7,975	12%	—	—%
Nigeria LNG Ltd	—	—%	—	—%	37,994	42%
Major commodity trading company	—	—%	—	—%	16,167	18%

(1) The 2017 Cool Pool revenue of $106.3 million includes revenue of $28.3 million that is separately disclosed in the consolidated statements of operations as from a collaborative arrangement. The balance of $78.0 million was derived from Golar vessels operating within the Cool Pool, and is included within the caption "Time and voyage charter revenues" in the consolidated statements of operations. See note 29.